INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net were summarized as follows:

	As of June 30,
	2025	2024
Parts and materials	$13,820,398	$7,915,528
Goods in transit	1,765,424	-
Finished goods	1,432,395	366,715
Inventories, net	$17,018,217	$8,282,243